Shareholder Report	6 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Entity Central Index Key	0000745463
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000034229
Shareholder Report [Line Items]
Fund Name	Parametric Emerging Markets Fund
Class Name	Class A
Trading Symbol	EAEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Parametric Emerging Markets Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$79	1.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.49%	[1]
AssetsNet	$ 191,041,294
Holdings Count | Holding	1,160
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$191,041,294
# of Portfolio Holdings	1,160
Portfolio Turnover Rate	1%

Holdings [Text Block]

Geographic Allocation (% of total investments)

Value	Value
Developed Europe	0.5%
North America	1.1%
Africa	9.0%
Middle East	10.8%
Emerging Europe	12.9%
Latin America	15.7%
Asia	50.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000034230
Shareholder Report [Line Items]
Fund Name	Parametric Emerging Markets Fund
Class Name	Class C
Trading Symbol	ECEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Parametric Emerging Markets Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$118	2.24%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	2.24%	[2]
AssetsNet	$ 191,041,294
Holdings Count | Holding	1,160
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$191,041,294
# of Portfolio Holdings	1,160
Portfolio Turnover Rate	1%

Holdings [Text Block]

Geographic Allocation (% of total investments)

Value	Value
Developed Europe	0.5%
North America	1.1%
Africa	9.0%
Middle East	10.8%
Emerging Europe	12.9%
Latin America	15.7%
Asia	50.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000034231
Shareholder Report [Line Items]
Fund Name	Parametric Emerging Markets Fund
Class Name	Class I
Trading Symbol	EIEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Parametric Emerging Markets Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$65	1.24%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.24%	[3]
AssetsNet	$ 191,041,294
Holdings Count | Holding	1,160
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$191,041,294
# of Portfolio Holdings	1,160
Portfolio Turnover Rate	1%

Holdings [Text Block]

Geographic Allocation (% of total investments)

Value	Value
Developed Europe	0.5%
North America	1.1%
Africa	9.0%
Middle East	10.8%
Emerging Europe	12.9%
Latin America	15.7%
Asia	50.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000142449
Shareholder Report [Line Items]
Fund Name	Parametric Emerging Markets Fund
Class Name	Class R6
Trading Symbol	EREMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Parametric Emerging Markets Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$62	1.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.17%	[4]
AssetsNet	$ 191,041,294
Holdings Count | Holding	1,160
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$191,041,294
# of Portfolio Holdings	1,160
Portfolio Turnover Rate	1%

Holdings [Text Block]

Geographic Allocation (% of total investments)

Value	Value
Developed Europe	0.5%
North America	1.1%
Africa	9.0%
Middle East	10.8%
Emerging Europe	12.9%
Latin America	15.7%
Asia	50.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000086647
Shareholder Report [Line Items]
Fund Name	Parametric International Equity Fund
Class Name	Class A
Trading Symbol	EAISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Parametric International Equity Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.76%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.76%	[5]
AssetsNet	$ 290,642,309
Holdings Count | Holding	1,019
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$290,642,309
# of Portfolio Holdings	1,019
Portfolio Turnover Rate	23%

Holdings [Text Block]

Geographic Allocation (% of total investments)

Value	Value
Latin America	0.0%Footnote Reference*
North America	1.6%
Developed Middle East	2.0%
Australasia/Pacific	9.6%
Asia	21.5%
Developed Europe	65.3%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000161753
Shareholder Report [Line Items]
Fund Name	Parametric International Equity Fund
Class Name	Class R
Trading Symbol	ERISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Parametric International Equity Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$54	1.01%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.01%	[6]
AssetsNet	$ 290,642,309
Holdings Count | Holding	1,019
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$290,642,309
# of Portfolio Holdings	1,019
Portfolio Turnover Rate	23%

Holdings [Text Block]

Geographic Allocation (% of total investments)

Value	Value
Latin America	0.0%Footnote Reference*
North America	1.6%
Developed Middle East	2.0%
Australasia/Pacific	9.6%
Asia	21.5%
Developed Europe	65.3%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000161754
Shareholder Report [Line Items]
Fund Name	Parametric International Equity Fund
Class Name	Class R6
Trading Symbol	ESISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Parametric International Equity Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$26	0.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.48%	[7]
AssetsNet	$ 290,642,309
Holdings Count | Holding	1,019
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$290,642,309
# of Portfolio Holdings	1,019
Portfolio Turnover Rate	23%

Holdings [Text Block]

Geographic Allocation (% of total investments)

Value	Value
Latin America	0.0%Footnote Reference*
North America	1.6%
Developed Middle East	2.0%
Australasia/Pacific	9.6%
Asia	21.5%
Developed Europe	65.3%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000086649
Shareholder Report [Line Items]
Fund Name	Parametric International Equity Fund
Class Name	Class I
Trading Symbol	EIISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Parametric International Equity Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.51%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.51%	[8]
AssetsNet	$ 290,642,309
Holdings Count | Holding	1,019
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$290,642,309
# of Portfolio Holdings	1,019
Portfolio Turnover Rate	23%

Holdings [Text Block]

Geographic Allocation (% of total investments)

Value	Value
Latin America	0.0%Footnote Reference*
North America	1.6%
Developed Middle East	2.0%
Australasia/Pacific	9.6%
Asia	21.5%
Developed Europe	65.3%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000177028
Shareholder Report [Line Items]
Fund Name	Parametric Volatility Risk Premium - Defensive Fund
Class Name	Class I
Trading Symbol	EIVPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Parametric Volatility Risk Premium - Defensive Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$24	0.47%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%	[9]
AssetsNet	$ 1,159,305,540
Holdings Count | Holding	187
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,159,305,540
# of Portfolio Holdings	187
Portfolio Turnover Rate	14%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Common Stocks	47.0%
Short-Term Investments	53.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized
[9]	Annualized